Barclays PLC parent company balance sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Jun. 30, 2021	[2]	Dec. 31, 2020
Assets
Loans and advances to subsidiaries	£ 395,824		£ 361,451	[1]
Financial assets at fair value through the income statement	212,723		191,972	[1]
Derivative financial instruments	344,855		262,572	[1]
Other assets	4,666		3,785	[1]
Total assets	1,589,230		1,384,285	[1]
Liabilities
Deposits at amortised cost	568,670		519,433	[1]
Debt securities in issue	115,906		98,867	[1]
Subordinated liabilities	11,871		12,759	[1]			£ 16,341
Financial liabilities designated at fair value	255,136		250,960	[1]
Derivative financial instruments	321,396		256,883	[1]
Other liabilities	11,538		10,505	[1]
Total liabilities	1,518,634		1,314,244	[1]
Equity
Other equity instruments	12,357	£ 11,119	12,259	[1]			11,172
Other reserves	(218)		1,770	[1]
Retained earnings	52,980		50,487	[1]
Total equity	70,596		70,041	[1]	£ 68,056		£ 66,882	[2]
Total liabilities and equity	1,589,230		1,384,285	[1]
Barclays Plc
Assets
Investment in subsidiaries	63,633		62,528
Loans and advances to subsidiaries	20,369		22,072
Financial assets at fair value through the income statement	24,052		25,091
Derivative financial instruments	5		4
Other assets	235		68
Total assets	108,294		109,763
Liabilities
Deposits at amortised cost	545		488
Debt securities in issue	22,389		25,658
Subordinated liabilities	10,070		9,301
Financial liabilities designated at fair value	16,888		16,319
Derivative financial instruments	540		43
Other liabilities	104		117
Total liabilities	50,536		51,926
Equity
Called up share capital	4,133		4,188
Share premium account	375		348
Other equity instruments	12,347		12,241
Other reserves	616		555
Retained earnings	40,287		40,505
Total equity	57,758		57,837
Total liabilities and equity	£ 108,294		£ 109,763

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.